Equity - Share Options, Roll forward (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Options for common shares
Options outstanding beginning balance (in shares) | shares	4,390,222	4,807,620
Options exercised (in shares) | shares	(154,509)	(152,120)
Options forfeited (in shares) | shares	(152,282)	(263,253)
Options expired (in shares) | shares	(320,411)	(2,025)
Options outstanding ending balance (in shares) | shares	3,763,020	4,390,222
Weighted average exercise price
Options outstanding beginning balance (in usd per share) | $ / shares	$ 8.65	$ 9.19
Options exercised (in usd per share) | $ / shares	1.89	2.25
Options forfeited (in usd per share) | $ / shares	8.73	10.39
Options expired (in usd per share) | $ / shares	9.50	1.36
Options outstanding ending balance (in usd per share) | $ / shares	$ 8.85	$ 8.65